SEGMENT AND GEOGRAPHIC AREA INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Schedule of segment and geographic area information

	2025		2024
Source of revenue	US$	%	US$	%
Hotel income	21,536	100%	9,952	100%
Total Revenue	21,536	100%	9,952	100%

Revenue by Geographic Region	US$	%	US$	%
UK	21,536	100%	9,952	100%
Total Revenue	21,536	100%	9,952	100%

The following table summarizes total assets by segment and geographic.

	June 30, 2025		December 31, 2024
Assets by Geographic Region	US$	%	US$	%
PRC and Others	1,037	0%	15,136	0%
UK	5,223,830	100%	5,192,865	100%
Total Assets	5,224,867	100%	5,208,001	100%